Average Annual Total Returns		12 Months Ended	32 Months Ended
	Jul. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		12.63%	7.63%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.51%	6.44%
Solactive GBS United States 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive GBS United States 1000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.01%	22.48%
Solactive US Large Cap Minimum Downside Volatility Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive US Large Cap Minimum Downside Volatility Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		8.18%	10.29%
Morgan Dempsey Large Cap Value ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		13.46%	8.44%
Performance Inception Date	Apr. 25, 2023